Restructuring and impairment charges - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring and impairment charges [Line Items]
Restructuring and impairment charges	$ 712	$ 102
Impairment	241	15
Other Restructuring Charges	0	3
Impairment Loss, Estimated Recoverable Amount	7
Impairment loss recognised in profit or loss, goodwill		70
Hinton pulp mill
Restructuring and impairment charges [Line Items]
Impairment		3
U.S. lumber
Restructuring and impairment charges [Line Items]
Impairment	409	0
Impairment loss recognised in profit or loss, goodwill	409
Canadian lumber
Restructuring and impairment charges [Line Items]
Impairment	64	$ 28
100 Mill House, British Columbia Lumber Mill
Restructuring and impairment charges [Line Items]
Impairment	21
Augusta, Georgia Lumber Mill
Restructuring and impairment charges [Line Items]
Impairment	43
OSB Mill, Augusta Mill, And 100 Mile House Lumber Mill
Restructuring and impairment charges [Line Items]
Impairment	$ 303